SCHEDULE OF ALLOWANCE FOR EXPECTED RECOVERABLE AMOUNTS (Details) ¥ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Receivables [Abstract]
Loans recognized as a result of payments under guarantees		¥ 7,706	¥ 7,710
Less: provision for credit losses		(7,706)	(7,710)
Loans recognized